Other current and non-current liabilities	12 Months Ended
Dec. 31, 2023
Other current and non-current liabilities
Other current and non-current liabilities

Note 16. Other current and non-current liabilities

16.1. Other non-current liabilities

The other non-current liabilities amount to €1.0 million as of December 31, 2023, and include only a CTTQ advance: in accordance with an agreement dated December 20, 2023, and relating to the re-invoicing of the costs of the NATiV3 Phase III global trial, CTTQ owes the Company an advance calculated on the total budget of the trial.

16.2. Other current liabilities

	As of December 31,
(in thousands of euros)	2021	2022	2023
Employee‑related payables	1,518	1,866	1,869
Accrued payroll and other employee‑related taxes	1,234	1,340	1,540
VAT payables	879	2,128	3,569
Other accrued taxes and employee‑related expenses	178	140	164
Other miscellaneous payables	2,979	12	23
Other current liabilities	6,789	5,485	7,165

No discounting has been performed on other current liabilities as their maturity is less than 1 year at the end of the period.

At December 31, 2023, other current liabilities increased by €1.7 million, mainly due to an increase in VAT payables by €1.4 million, mostly including self-assessed VAT.

At December 31 2022, other current liabilities decreased by €1.3 million, mainly due to a decrease in other miscellaneous liabilities of €3.0 million and to the €1.2 million increase in VAT payables.

At December 31, 2021, other current liabilities mainly consist of “Other miscellaneous payables”, as well as “Employee-related payables” and “Accrued payroll and other employee-related taxes”.

Other miscellaneous payables at December 31, 2021 mainly correspond to:

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An accrued expense for an amount of €1.2 million (mark-up and delays interests at December 31, 2019 included) following receipt of the Notice of Recovery (“AMR”),on October 30, 2020, relating to the payroll tax for the taxable years 2016 and 2017 making the liability certain and, consequently required its reclassification from provision to current liabilities (see Note 14. – Provisions).

-

An accrued expense for an amount of 1.6 million (mark-up and delays interests included) following the partial acceptance by the tax authorities of the CIR for the years 2013 to 2015, making the liability certain and requiring its reclassification from a provision to an accrued liability (see Note 14. – Provisions).

Accrued payroll and other employee-related taxes mainly relate to payables to social security and employee-benefit organizations such as URSSAF, KLESIA and APGIS for the full year of 2023.

Other accrued taxes and employee-related expenses concern provisions for payroll taxes, such as professional training charges, apprenticeship tax, the employer’s contribution to construction investment in France and the payroll tax.